Commitments and contingencies (FY) (Details)		3 Months Ended	12 Months Ended
	Feb. 16, 2024 USD ($)	Oct. 31, 2024 Lawsuit	Jul. 31, 2024 Lawsuit	Jul. 08, 2024 USD ($)	Sep. 12, 2023 USD ($)
Other Commitments [Abstract]
Number of pending or threatened lawsuits | Lawsuit		0	0
Strategic Partnership Agreement [Member] | Devvio Inc. [Member]
Other Commitments [Abstract]
Minimum advance of royalty to be paid by August 1, 2024 and August 1, 2025					$ 1,000,000
Minimum advance of royalty to be paid by August 1, 2025 and August 1, 2026					1,270,000
Minimum advance of royalty to be paid by August 1, 2026 and August 1, 2027					1,270,000
Minimum royalty advance to be paid to avoid termination of contract from Year 2027 and 2028					$ 1,000,000
Period of minimum royalty advance extended		1 year	1 year
Amended Strategic Partnership Agreement [Member] | Devvio Inc. [Member]
Other Commitments [Abstract]
Minimum advance of royalty to be paid by August 1, 2024 and August 1, 2025				$ 1,000,000
Minimum advance of royalty to be paid by August 1, 2025 and August 1, 2026				1,270,000
Minimum advance of royalty to be paid by August 1, 2026 and August 1, 2027				1,270,000
Minimum royalty advance to be paid to avoid termination of contract from Year 2027 and 2028				$ 1,000,000
Licensing Agreements [Member] | Greenlines Technology Inc. [Member]
Other Commitments [Abstract]
Payment of purchase commitment	$ 42,000
Period for closing of business combination agreement	15 days
Annual fee for use of licensed technology	$ 12,000